Warrant Liability - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted (Detail) - Warrant liability [member] - £ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Expected volatility	67.00%	65.00%
Risk-free interest rate	1.26%	1.56%
Expected life of share options (years)	10 years	10 years
Market price of ordinary shares	£ 0.83	£ 2.31
Model used	Black Scholes	Black Scholes